Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
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Cash and Cash Equivalents
Note 3. Cash and Cash Equivalents
Cash and cash equivalents are comprised of short-term deposits with different financial institutions. Cash equivalents only include instruments with purchased maturity of less than three months. The amount includes the amount deposited, plus any interest earned.